Supplementary information on Oil and Gas Exploration and Production (unaudited)	12 Months Ended
Dec. 31, 2021
Supplementary information on Oil and Gas Exploration and Production (unaudited)

Supplementary information on Oil and Gas Exploration and Production (unaudited)

This section provides supplemental information on oil and gas exploration and production activities of the Company. The information included in items (i) through (iii) provides historical cost information pertaining to costs incurred in exploration, property acquisition and development, capitalized costs and results of operations. The information included in items (iv) and (v) presents information on Petrobras’ estimated net proved reserve quantities, standardized measure of estimated discounted future net cash flows related to proven reserves, and changes in estimated discounted future net cash flows.

The Company, on December 31, 2021, maintains activities mainly in Brazil, in addition to activities in Argentina, Colombia and Bolivia, in South America. The equity-accounted investments are comprised of the operations of the joint venture company MP Gulf of Mexico, LLC (MPGoM), in which Murphy Exploration & Production Company ("Murphy" ) has 80% stake and Petrobras America Inc ("PAI") 20% stake in United States of America, North America. The Company reports its reserves in Brazil, United States of America and Argentina. Bolivian reserves are not included due to restrictions determined by Bolivian Constitution. In Colombia, our activities are exploratory, and therefore, there are no associated reserves.

i) Capitalized costs relating to oil and gas producing activities

As set out in note 26, the Company uses the successful efforts method of accounting for appraisal and development costs of crude oil and natural gas production. In addition, notes 23 and 24 presents the accounting policies applied by the Company for recognition, measurement and disclosure of property, plant and equipment and intangible assets.

The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligations:

	Consolidated entities
		Abroad				Equity Method Investees
	Brazil	South America	Others	Total	Total
December 31, 2021
Unproved oil and gas properties	4,455	115	-	115	4,570	-
Proved oil and gas properties	80,523	172	-	172	80,695	832
Support Equipment	67,988	777	1	778	68,766	-
Gross Capitalized costs	152,967	1,064	1	1,065	154,032	832
Depreciation, depletion and amortization	(51,621)	(733)	(1)	(734)	(52,355)	(296)
Net capitalized costs	101,345	331	-	331	101,677	536
December 31, 2020
Unproved oil and gas properties	17,438	112	-	112	17,550	-
Proved oil and gas properties	61,857	140	-	140	61,997	792
Support Equipment	73,199	761	1	762	73,961	-
Gross Capitalized costs	152,494	1,013	1	1,014	153,508	792
Depreciation, depletion and amortization	(43,008)	(687)	(1)	(688)	(43,696)	(316)
Net capitalized costs	109,486	326	-	326	109,812	476
December 31, 2019
Unproved oil and gas properties	23,063	117	-	117	23,180	-
Proved oil and gas properties	81,063	135	-	135	81,198	4,202
Support Equipment	88,289	687	1	688	88,977	-
Gross Capitalized costs	192,414	940	1	941	193,355	4,202
Depreciation, depletion and amortization	(51,332)	(581)	(1)	(582)	(51,914)	(1,690)
Net capitalized costs	141,081	359	-	359	141,441	2,513

ii) Costs incurred in oil and gas property acquisition, exploration and development activities

Costs incurred are summarized below and include both amounts expensed and capitalized:

	Consolidated entities
		Abroad				Equity Method Investees
	Brazil	South America	Others	Total	Total
December 31, 2021
Acquisition costs:
Proved	-	-	-	-	-	-
Unproved	−	-	-	-	−	-
Exploration costs	682	5	-	5	687	−
Development costs	6,035	44	-	44	6,079	37
Total	6,717	49	-	49	6,766	37
December 31, 2020
Acquisition costs:
Proved	315	-	-	-	315	-
Unproved	24	-	-	-	24	-
Exploration costs	805	10	-	10	815	−
Development costs	5,664	3	-	3	5,667	57
Total	6,808	13	-	13	6,821	57
December 31, 2019
Acquisition costs:
Proved	-	-	-	-	-	-
Unproved (*)	16,670	-	-	-	16,670	-
Exploration costs	1,069	11	-	11	1,080	3
Development costs	6,819	6	-	6	6,825	150
Total	24,558	17	-	17	24,575	153

(*)	Mainly acquisition of oil exploration rights - Transfer of Rights, according to note 24.1.

(iii) Results of operations for oil and gas producing activities

The Company’s results of operations from oil and gas producing activities for the years ended December 31, 2021, 2020 and 2019 are shown in the following table. The Company transfers substantially all of its Brazilian crude oil and gas production to the Refining, Transportation & Marketing segment in Brazil. The internal transfer prices calculated by the Company’s model may not be indicative of the price the Company would have realized had this production been sold in an unregulated spot market. Additionally, the prices calculated by the Company’s model may not be indicative of the future prices to be realized by the Company. Gas prices used are those set out in contracts with third parties.

Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities, including operating employees’ compensation, materials, supplies, fuel consumed in operations and operating costs related to natural gas processing plants.

Exploration expenses include the costs of geological and geophysical activities and projects without economic feasibility. Depreciation and amortization expenses relate to assets employed in exploration and development activities. In accordance with Codification Topic 932 – Extractive Activities – Oil and Gas, income taxes are based on statutory tax rates, reflecting allowable deductions. Interest income and expense are excluded from the results reported in this table.

	Consolidated entities
		Abroad					Equity Method Investees
	Brazil	South America	North America	Others	Total	Total
December 31, 2021
Net operation revenues:
Sales to third parties	974	131	-	-	131	1,105	220
Intersegment	54,479	-	-	-	-	54,479	-
	55,453	131	-	-	131	55,584	220
Production costs	(14,601)	(67)	-	-	(67)	(14,668)	(44)
Exploration expenses	(685)	(2)	-	-	(2)	(687)	-
Depreciation, depletion and amortization	(8,959)	(46)	-	-	(46)	(9,005)	(38)
Impairment of oil and gas properties	3,107	-	-	-	-	3,107	-
Other operating expenses	85	5	114	(118)	11	863	(17)
Results before income tax expenses	35,167	31	114	(118)	27	35,194	121
Income tax expenses	(11,957)	(11)	(39)	40	(10)	(11,967)	(41)
Results of operations (excluding corporate overhead and interest costs)	23,210	20	75	(78)	17	23,227	80
December 31, 2020
Net operation revenues:
Sales to third parties	763	108	−	−	108	871	148
Intersegment	33,524	−	−	−	−	33,524	−
	34,287	108	−	−	108	34,395	148
Production costs	(9,378)	(59)	−	−	(59)	(9,437)	(54)
Exploration expenses	(796)	(7)	−	−	(7)	(803)	−
Depreciation, depletion and amortization	(8,611)	(50)	−	−	(50)	(8,661)	(57)
Impairment of oil and gas properties	(7,364)	−	−	−	−	(7,364)	−
Other operating expenses	(885)	(2)	(167)	(26)	(195)	(1,080)	(158)
Results before income tax expenses	7,253	(10)	(167)	(26)	(203)	7,050	(121)
Income tax expenses	(2,466)	3	57	9	69	(2,398)	41
Results of operations (excluding corporate overhead and interest costs)	4,786	(7)	(110)	(17)	(134)	4,652	(80)
December 31, 2019
Net operation revenues:
Sales to third parties	888	174	−	−	174	1,062	1,114
Intersegment	49,400	−	−	−	−	49,400	−
	50,288	174	−	−	174	50,462	1,114
Production costs	(15,749)	(69)	−	−	(69)	(15,818)	(124)
Exploration expenses	(793)	(6)	−	−	(6)	(799)	(5)
Depreciation, depletion and amortization	(11,436)	(37)	−	(13)	(50)	(11,486)	(292)
Impairment of oil and gas properties	(1,535)	−	−	(421)	(421)	(1,956)	−
Other operating expenses	(1,420)	(13)	41	(34)	(6)	(1,426)	(20)
Results before income tax expenses	19,354	50	41	(468)	(377)	18,977	672
Income tax expenses	(6,579)	(17)	(14)	159	128	(6,451)	(229)
Results of operations (excluding corporate overhead and interest costs)	12,775	33	27	(309)	(249)	12,526	443

(iv) Reserve quantities information

As presented in note 4.1, proved oil and gas reserves are those quantities of oil and gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations – prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain. The project to extract the hydrocarbons must have commenced or there must be reasonable certainty that the project will commence within a reasonable time. Reserves estimate involves a high degree of judgment and complexity and its application affects different items of these Financial Statements.

The Company’s estimated net proved oil and gas reserves and changes thereto for the years 2021, 2020 and 2019 are presented in the following table. Proved reserves are estimated in accordance with the reserve definitions prescribed by the Securities and Exchange Commission.

Proved developed oil and gas reserves are proved reserves that can be expected to be recovered: (i) through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well; and (ii) through installed extraction equipment and infrastructure operational at the time of the reserves estimate if the extraction is done by means not involving a well.

Proved reserves for which substantial new investments in additional wells and related facilities will be required are named proved undeveloped reserves.

Reserve estimates are subject to variations due to technical uncertainties in the reservoir and changes in economic scenarios. A summary of the annual changes in the proved reserves of oil is as follows (in millions of barrels):

	Consolidated Entities				Equity Method Investees
Proved developed and undeveloped reserves(*)	Crude oil in Brazil	Crude Oil in South America	Synthetic Oil in Brazil	Consolidated Total	Crude Oil in North America	Crude Oil in Africa	Total
Reserves at December 31, 2018 (1)	8,169	2	5	8,175	27	60	8,262
Revisions of previous estimates	719	−	−	719	1	(7)	713
Extensions and discoveries	18	−	4	21	−	1	22
Improved Recovery	−	−	−	−	−	−	−
Sales of reserves	(68)	−	−	(68)	−	−	(68)
Purchases of reserves	−	−	−	−	−	−	−
Production for the year	(754)	−	(1)	(755)	(5)	(12)	(772)
Reserves at December 31, 2019 (1)	8,083	1	8	8,092	23	42	8,156
Revisions of previous estimates	269	(1)	(7)	261	−	−	261
Extensions and discoveries	35	−	−	35	−	−	35
Improved Recovery	−	−	−	−	−	−	−
Sales of reserves	(61)	−	−	(61)	−	(41)	(102)
Purchases of reserves	−	−	−	−	−	−	−
Production for the year	(792)	−	(1)	(793)	(4)	(1)	(798)
Reserves at December 31, 2020	7,534	−	−	7,534	18	−	7,552
Extensions and discoveries	−	−	−	−	−	−	−
Revisions of previous estimates	1,654	2	11	1,667	1	−	1,668
Sales of reserves	(9)	−	−	(9)	−	−	(9)
Production for the year	(773)	−	(1)	(774)	(3)	−	(777)
Reserves at December 31, 2021	8,406	2	10	8,419	17	−	8,435
(1) In 2018, total proved reserves includes 60 million barrels related to PO&G assets held for sale. In 2019, total proved reserves include 42 million barrels of assets held for sale (PO&G).
(*) Apparent differences in the sum of the numbers are due to rounding off.

A summary of the annual changes in the proved reserves of natural gas is as follows (in billions of cubic feet):

	Consolidated Entities				Equity Method Investees
Proved developed and undeveloped reserves (*)	Natural Gas in Brazil	Natural Gas in South America	Synthetic Gas in Brazil	Consolidated Total	Gas Natural in North America	Gas Natural in Africa	Total
Reserves at December 31, 2018 (1)	7,790	214	6	8,010	11	47	8,068
Revisions of previous estimates	1,416	(42)	−	1,373	−	11	1,384
Extensions and discoveries	15	−	8	23	−	−	23
Improved Recovery	−	−	−	−	−	−	−
Sales of reserves	(24)	−	−	(24)	−	−	(24)
Purchases of reserves	−	−	−	−	−	−	−
Production for the year	(817)	(16)	(1)	(834)	(2)	(11)	(847)
Reserves at December 31, 2019 (1)	8,381	156	12	8,549	9	47	8,605
Revisions of previous estimates	(93)	(119)	(11)	(222)	−	−	(222)
Extensions and discoveries	36	−	−	36	−	−	36
Improved Recovery	−	−	−	−	−	−	−
Sales of reserves	(42)	−	−	(42)	−	(47)	(90)
Purchases of reserves	−	−	−	−	−	−	−
Production for the year	(735)	(12)	(1)	(749)	(2)	−	(750)
Reserves at December 31, 2020	7,547	26	−	7,572	8	−	7,580
Extensions and discoveries	−	−	−	−	−	−	−
Revisions of previous estimates	1,615	167	19	1,802	−	−	1,802
Sales of reserves	(15)	−	−	(15)	−	−	(15)
Production for the year	(692)	(16)	(1)	(709)	(1)	−	(710)
Reserves at December 31, 2021	8,455	177	18	8,650	7	−	8,657
(1) In 2018, total proved reserves includes 47 billion cubic feet related to Africa assets held for sale. In 2019, total proved reserves includes 47 billion cubic feet related to Africa assets held for sale.
(*) Apparent differences in the sum of the numbers are due to rounding off.

Natural gas production volumes used in these tables are the net volumes withdrawn from our proved reserves, including gas consumed in operations and excluding reinjected gas. Our disclosure of proved gas reserves includes gas consumed in operations, which represent 36% of our total proved reserves of natural gas as of December 31, 2021.

The tables below summarize information about the changes in total proved reserves of crude oil and natural gas, in millions of barrels of oil equivalent, in our consolidated entities and equity method investees for 2021, 2020 and 2019:

	Consolidated Entities				Equity Method Investees
Proved developed and undeveloped reserves(*)	Oil equivalent in Brazil	Oil equivalent in South America	Synthetic Oil in Brazil	Consolidated Total	Oil equivalent in North America	Oil equivalent in Africa	Total
Reserves at December 31, 2018 (1)	9,467	37	6	9,510	28	68	9,606
Revisions of previous estimates	955	(7)	−	948	1	(5)	944
Extensions and discoveries	20	−	5	25	−	1	26
Improved Recovery	−	−	−	−	−	−	−
Sales of reserves	(72)	−	−	(72)	−	−	(72)
Purchases of reserves	−	−	−	−	−	−	−
Production for the year	(890)	(3)	(1)	(894)	(5)	(14)	(913)
Reserves at December 31, 2019 (1)	9,480	27	10	9,517	24	49	9,590
Revisions of previous estimates	253	(21)	(9)	224	−	−	224
Extensions and discoveries	41	−	−	41	−	−	41
Improved Recovery	−	−	−	−	−	−	−
Sales of reserves	(68)	−	−	(68)	−	(49)	(117)
Purchases of reserves	−	−	−	−	−	−	−
Production for the year	(914)	(2)	(1)	(918)	(5)	(1)	(923)
Reserves at December 31, 2020	8,792	5	0	8,796	19	−	8,816
Extensions and discoveries	−	−	−	−	1	−	1
Revisions of previous estimates	1,923	30	14	1,967	2	−	1,969
Sales of reserves	(11)	−	−	(11)	−	−	(11)
Production for the year	(888)	(3)	(1)	(892)	(3)	−	(896)
Reserves at December 31, 2021	9,816	31	13	9,860	18	−	9,878
(1) In 2018, includes 68 million barrels of oil equivalent related to PO&G assets held for sale in Africa; and in 2019, includes 49 million barrels of oil equivalent related to assets held for sale in Africa.
(*) Apparent differences in the sum of the numbers are due to rounding off.

In 2021, we incorporated 1,969 million boe of proved reserves by revising previous estimates, including:

(i) addition of 1,376 million boe due to new projects, mainly in Búzios field and in other fields in the Santos and Campos Basins. The new projects in Búzios field were made possible due to the acquisition of the Transfer of Rights Surplus and the approval of Búzios Co-participation Agreement;

(ii) addition of 429 million boe related to economic revisions, mainly due to the increase in oil prices; and

(iii) addition of 164 million boe arising from technical revisions, mainly due to good performance and increased production experience in reservoirs in the pre-salt layer of Santos Basin.

The additions in our proved reserves were partially offset by the reduction of 11 million boe due to sales of proved reserves.

The company's total proved reserve resulted in 9,878 million boe in 2021, considering the variations above and the reduction from 2021 production of 896 million boe. Production refers to volumes that were previously included in our reserves and, therefore, does not consider natural gas liquids, since the reserve is estimated at a reference point prior to gas processing, except in the United States and Argentina. The production also does not consider volumes of injected gas, the production of Extended Well Tests in exploratory blocks and production in Bolivia, since the Bolivian Constitution does not allow the disclosure of reserves.

In 2020, we incorporated 224 million boe of proved reserves by revising previous estimates, including:

(i) addition of 637 million boe arising from technical revisions, mainly due to good performance and increased production experience in reservoirs in the pre-salt layer of Santos Basin;

(ii) addition of 254 million boe due to approvals of new projects in the Santos and Campos Basins; and

(iii) reduction of 667 million boe related to economic revisions, mainly due to the decrease in oil prices.

In addition, we added 41 million boe to our proved reserves due to extensions and discoveries in the pre-salt of Santos Basin, and reduced 117 million boe due to sales of proved reserves.

The company's total proved reserve resulted in 8,816 million boe in 2020, considering the variations above and the reduction from 2020 production of 923 million boe. Production refers to volumes that were previously included in our reserves and, therefore, does not consider natural gas liquids, since the reserve is estimated at a reference point prior to gas processing, except in the United States and Argentina. The production also does not consider volumes of injected gas, the production of Extended Well Tests in exploratory blocks and production in Bolivia, since the Bolivian Constitution does not allow the disclosure of reserves.

In 2019, we incorporated 944 million boe of reserves proved by revisions of previous estimates, composed of:

(i) addition of 529 million boe due to technical reviews, mainly associated with good performance and increased production experience of pre-salt reservoirs in the Santos Basin;

(ii) addition of 267 million boe referring to contractual revisions, including the reallocation of volumes due to the revision of the Transfer of Rights agreement, and the extension of concession contracts in Brazil;

(iii) addition of 243 million boe due to the approval of new projects in the Santos, Campos and Espírito Santo Basins; and

(iv) a 95 million boe reduction due to economic revisions, mainly due to the price reduction.

We also incorporated 26 million boe into our proved reserves due to discoveries and extensions, mainly in the Santos Basin pre-salt, and reduced 72 million boe from our proved reserves due to proved reserve sales.

Considering the production of 913 million boe in 2019 and the variations above, the company's total proved reserve resulted in 9,590 million boe in 2019. Production refers to volumes that were included in our reserves and, therefore, does not consider natural gas liquids, since the reserve is estimated at a reference point prior to gas processing, except in the United States and Argentina. The production also does not consider volumes of injected gas, the production of Extended Well Tests in exploratory blocks and production in Bolivia, since the Bolivian Constitution does not allow the disclosure of reserves.

The tables below present the volumes of proved developed and undeveloped reserves, net, that is, reflecting Petrobras' participation:

	2019
	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Total oil and gas
	(mmbbl)		(bncf)		(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,999	8	5,716	12	5,961
South America, outside Brazil (2)	1	−	67	−	12
Total Consolidated Entities	5,000	8	5,783	12	5,973
Equity Method Investees
North America (2)	18	−	7	−	19
Africa	37	−	45	−	45
Total Equity Method Investees	55	−	52	−	64
Total Consolidated and Equity Method Investees (1)	5,055	8	5,834	12	6,037
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	3,084	−	2,665	−	3,528
South America, outside Brazil (2)	1	−	89	−	15
Total Consolidated Entities	3,084	−	2,754	−	3,543
Equity Method Investees
North America (2)	4	−	2	−	5
Africa	4	−	2	−	5
Total Equity Method Investees	9	−	5	−	10
Total Consolidated and Equity Method Investees (1)	3,093	−	2,759	−	3,553
Total proved reserves (developed and undeveloped)	8,148	8	8,593	12	9,590
(1) It includes amounts related to assets held for sale (37 million barrels of oil and 45 billion cubic feet of natural gas in net proved developed reserves and 4 million barrels of oil and 2 billion cubic feet of natural gas in net proved undeveloped reserves) in Africa (PO&G).
(2) South America oil reserves includes 20% of natural gas liquid (NGL) in proved developed reserves and 59% of NGL in proved undeveloped reserves. North America oil reserves includes 4 % of natural gas liquid (NGL) in proved developed reserves and 5% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding off.

	2020
	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Total oil and gas
	(mmbbl)		(bncf)		(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,858	−	5,714	−	5,810
South America, outside Brazil (1)	−	−	26	−	5
Total Consolidated Entities	4,858	−	5,740	−	5,815
Equity Method Investees
North America (1)	17	−	7	−	18

Total Equity Method Investees	17	−	7	−	18
Total Consolidated and Equity Method Investees	4,875	−	5,747	−	5,833
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	2,676	−	1,833	−	2,982
South America, outside Brazil (1)	−	−	−	−	−
Total Consolidated Entities	2,676	−	1,833	−	2,982
Equity Method Investees
North America (1)	1	−	1	−	1

Total Equity Method Investees	1	−	1	−	1
Total Consolidated and Equity Method Investees	2,678	−	1,833	−	2,983
Total proved reserves (developed and undeveloped)	7,552	−	7,580	−	8,816
(1) South America oil reserves includes 21% of natural gas liquid (NGL) in proved developed reserves. North America oil reserves includes 6% of natural gas liquid (NGL) in proved developed reserves and 5% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding off.

	2021
	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Total oil and gas
	(mmbbl)		(bncf)		(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,711	10	5,591	18	5,656
South America, outside Brazil (1)	1	−	79	−	14
Total Consolidated Entities	4,712	10	5,670	18	5,670
Equity Method Investees
North America (1)	15	−	6	−	16

Total Equity Method Investees	15	−	6	−	16
Total Consolidated and Equity Method Investees	4,727	10	5,676	18	5,686
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	3,695	−	2,865	−	4,173
South America, outside Brazil (1)	1	−	98	−	17
Total Consolidated Entities	3,696	−	2,963	−	4,190
Equity Method Investees
North America (1)	2	−	1	−	2

Total Equity Method Investees	2	−	1	−	2
Total Consolidated and Equity Method Investees	3,698	−	2,964	−	4,192
Total proved reserves (developed and undeveloped)	8,425	10	8,640	18	9,878
(1) South America oil reserves includes 24% of natural gas liquid (NGL) in proved developed reserves and 24% of NGL in proved undeveloped reserves. North America oil reserves includes 2% of natural gas liquid (NGL) in proved developed reserves and 3% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding off.

(v) Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

The standardized measure of discounted future net cash flows, related to the above proved oil and gas reserves, is calculated in accordance with the requirements of Codification Topic 932 – Extractive Activities – Oil and Gas.

Estimated future cash inflows from production in Brazil are computed by applying the average price during the 12-month period prior to the ending date of the period covered by the report, determined as an unweighted arithmetic average of the first-day-of-the-month price for each month within such period, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. Future price changes are limited to those provided by contractual arrangements existing at the end of each reporting year. Future development and production costs are those estimated future expenditures necessary to develop and produce year-end estimated proved reserves based on current costs, assuming continuing economic conditions. Estimated future income taxes (including future social contributions on net income - CSLL) are calculated by applying appropriate year-end statutory tax rates. The amounts presented as future income taxes expenses reflect allowable deductions considering statutory tax rates. Discounted future net cash flows are calculated using 10% mid-period discount factors. This discounting requires a year-by-year estimate of when the future expenditures will be incurred and when the reserves will be produced.

The valuation prescribed under Codification Topic 932 – Extractive Activities – Oil and Gas requires assumptions as to the timing and amount of future development and production costs. The calculations are made as of December 31 each year and should not be relied upon as an indication of Petrobras’ future cash flows or the value of its oil and gas reserves.

Standardized measure of discounted future net cash flows:

	Consolidated entities
		Abroad				Equity Method Investees (2)
	Brazil	South America	North America	Total	Total
December 31, 2021
Future cash inflows	612,924	587	-	587	613,511	1,129
Future production costs	(264,158)	(261)	-	(261)	(264,419)	(329)
Future development costs	(44,027)	(107)	-	(107)	(44,134)	(28)
Future income tax expenses	(104,568)	(61)	-	(61)	(104,628)
Undiscounted future net cash flows	200,171	159	-	159	200,330	772
10 percent midyear annual discount for timing of estimated cash flows (1)	(85,391)	(70)	-	(70)	(85,461)	(303)
Standardized measure of discounted future net cash flows	114,780	89	-	89	114,869	470
December 31, 2020
Future cash inflows	333,248	69	-	69	333,317	667
Future production costs	(182,534)	(51)	-	(51)	(182,585)	(465)
Future development costs	(31,236)	(16)	-	(16)	(31,252)	(48)
Future income tax expenses	(46,862)		-		(46,862)	(79)
Undiscounted future net cash flows	72,616	2	-	2	72,618	75
10 percent midyear annual discount for timing of estimated cash flows (1)	(26,638)		-		(26,638)	(1)
Standardized measure of discounted future net cash flows	45,978	1	-	1	45,979	74
December 31, 2019
Future cash inflows	535,788	609	-	609	536,397	4,045
Future production costs	(272,381)	(285)	-	(285)	(272,666)	(1,349)
Future development costs	(34,346)	(141)	-	(141)	(34,487)	(515)
Future income tax expenses	(86,012)	(31)	-	(31)	(86,044)	(438)
Undiscounted future net cash flows	143,049	152	-	152	143,200	1,743
10 percent midyear annual discount for timing of estimated cash flows (1)	(54,928)	(83)	-	(83)	(55,010)	(332)
Standardized measure of discounted future net cash flows	88,121	69	-	69	88,190	1,412
(1) Semiannual capitalization
(2) It includes the amount of US$ 1,047 related to PO&G assets classified as held for sale in 2019.
Apparent differences in the sum of the numbers are due to rounding off.

Changes in discounted net future cash flows:

	Consolidated entities
		Abroad				Equity Method Investees (1)
	Brazil	South America	North America	Total	Total
Balance at January 1, 2021	45,978	1	−	1	45,979	74
Sales and transfers of oil and gas, net of production cost	(38,074)	(43)	−	(43)	(38,117)	(177)
Development cost incurred	6,035	44	−	44	6,079	37
Net change due to purchases and sales of minerals in place	(246)		−		(246)
Net change due to extensions, discoveries and improved recovery related costs			−			10
Revisions of previous quantity estimates	41,211	205	−	205	41,416	30
Net change in prices, transfer prices and in production costs	108,268	58	−	58	108,326	401
Changes in estimated future development costs	(19,900)	(119)	−	(119)	(20,019)	3
Accretion of discount	4,598		−		4,598	49
Net change in income taxes	(33,089)	(47)	−	(47)	(33,136)	48
Other - unspecified		(9)	−	(9)	(9)	(7)
Balance at December 31, 2021	114,780	89	−	89	114,869	470
Balance at January 1, 2020	88,121	69	−	69	88,190	1,412
Sales and transfers of oil and gas, net of production cost	(24,908)	(14)	−	(14)	(24,922)	(94)
Development cost incurred	5,664	3	−	3	5,666	57
Net change due to purchases and sales of minerals in place	(847)		−		(847)	(1,047)
Net change due to extensions, discoveries and improved recovery related costs	509		−		509
Revisions of previous quantity estimates	3,160	(35)	−	(35)	3,125	(10)
Net change in prices, transfer prices and in production costs	(54,606)	(145)	−	(145)	(54,751)	(375)
Changes in estimated future development costs	(4,716)	97	−	97	(4,618)	67
Accretion of discount	8,812	9	−	9	8,821	12
Net change in income taxes	24,788	24	−	24	24,812	51
Other - unspecified	-	(7)	−	(7)	(7)	1
Balance at December 31, 2020	45,978	1	−	1	45,979	74
Balance at January 1, 2019	111,121	185	−	185	111,305	2,290
Sales and transfers of oil and gas, net of production cost	(34,522)	(65)	−	(65)	(34,587)	(792)
Development cost incurred	6,819	6	−	6	6,826	150
Net change due to purchases and sales of minerals in place	(1,387)		−		(1,387)
Net change due to extensions, discoveries and improved recovery related costs	385		−		385
Revisions of previous quantity estimates	18,317	(44)	−	(44)	18,273	8
Net change in prices, transfer prices and in production costs	(34,114)	(145)	−	(145)	(34,259)	(505)
Changes in estimated future development costs	(5,324)	60	−	60	(5,265)	(97)
Accretion of discount	11,112	25	−	25	11,137	244
Net change in income taxes	15,714	41	−	41	15,755	363
Other - unspecified		7	−	7	7	(249)
Balance at December 31, 2019	88,121	69	−	69	88,190	1,412
(1) It includes the amount of US$ 1,675 related to PO&G assets classified as held for sale at January 1st, 2019. Includes the amount of US$ 1,047 related to PO&G assets classified as held for sale at December 31, 2019.
Apparent differences in the sum of the numbers are due to rounding off.